Related Parties - Summary of Operating Transactions with Key Management Personnel (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of transactions between related parties [abstract]
Revenues	$ 0	$ 6,811